Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Financial Assets And Liabilities

The following table summarizes the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets" or "Derivative financial liabilities" in the Consolidated Statements of Financial Position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset / (liability) as at December 31, 2025	Fair value of asset as at December 31, 2024
Interest rate swap	2.1%	$225,840	USD-1 month SOFR	March 31, 2022	March 31, 2026	$597	$4,766
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$(102)	$736
Forward starting interest rate swap	3.6%	$101,000	USD-1 month SOFR	March 31, 2026	March 31, 2028	$(756)	$-